CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
Increase (Decrease) in Stockholders' Equity
Cash dividends per share (USD per share)	$ 0.65	$ 0.50	$ 0.40
Net issuance of shares under employee stock plans (in shares)	33,104	35,133	33,647
Issuance of shares under deferred compensation plans (in shares)	116,732	127,735	181,565
Repurchase of shares (in shares)	0	756,397
No of shares under stock grant programs	546,235	390,720	309,628